Form N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Effective Date	Jun. 14, 2025
Document Type	485APOS
Amendment Flag	false
Registrant Name	GRAYSCALE FUNDS TRUST
Entity Central Index Key	0001976672
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Mar. 31, 2025